Disclosure of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	$ 7,150	$ 7,000
Interest, undiscounted cash flows		1,992
Bank borrowings, undiscounted cash flows	753
Other borrowings, undiscounted cashflows	3
Lease liabilities, undiscounted cash flows	351	357
Trade and other payables, undiscounted cash flows	863	1,165
SCL Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	1,903
Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	32
Other borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	1
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Interest, undiscounted cash flows		342
Bank borrowings, undiscounted cash flows	0
Other borrowings, undiscounted cashflows	1
Lease liabilities, undiscounted cash flows	19	22
Trade and other payables, undiscounted cash flows	767	1,079
Not later than one year [member] | SCL Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	306
Not later than one year [member] | Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	20
Not later than one year [member] | Other borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	0
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Interest, undiscounted cash flows		339
Bank borrowings, undiscounted cash flows	753
Other borrowings, undiscounted cashflows	1
Lease liabilities, undiscounted cash flows	15	13
Trade and other payables, undiscounted cash flows	24	25
Later than one year and not later than two years [member] | SCL Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	310
Later than one year and not later than two years [member] | Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	12
Later than one year and not later than two years [member] | Other borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	1
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	2,600	3,600
Interest, undiscounted cash flows		850
Bank borrowings, undiscounted cash flows	0
Other borrowings, undiscounted cashflows	1
Lease liabilities, undiscounted cash flows	21	19
Trade and other payables, undiscounted cash flows	42	36
Later than three years and not later than five years [member] | SCL Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	823
Later than three years and not later than five years [member] | Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	0
Later than three years and not later than five years [member] | Other borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	0
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	4,550	3,400
Interest, undiscounted cash flows		461
Bank borrowings, undiscounted cash flows	0
Other borrowings, undiscounted cashflows	0
Lease liabilities, undiscounted cash flows	296	303
Trade and other payables, undiscounted cash flows	30	$ 25
Later than five years [member] | SCL Senior Notes [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	464
Later than five years [member] | Bank borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	0
Later than five years [member] | Other borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest, undiscounted cash flows	$ 0